5. Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Lines of credit table
	December 31, 2016	December 31, 2015
TVP Investments, LLC	$75,000	$75,000
Wells Fargo	–	1,459
	75,000	76,459
Less: current portion	(75,000)	(76,459)
Long-term portion	$–	$–